Consolidation (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
At December 31, 2012 and 2011, Federated was involved with certain VIEs in which it held a variable interest but for which it was not the primary beneficiary. The assets and liabilities of these unconsolidated VIEs and Federated’s maximum risk of loss related thereto were as follows at December 31:

	2012			2011
in millions	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total carrying value of investment and maximum risk of loss	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total carrying value of investment and maximum risk of loss
Investment companies[1]	$295,414.3	$—	$205.3	$290,517.7	$—	$221.5
Collateralized debt obligation[2]	$0	$0	$0	$2.1	$12.0	$0
Equity investment	$2.8	$0.3	$3.8	$4.5	$0.7	$7.1

1
The unconsolidated VIE assets for the investment companies represent total net AUM for the related investment companies. Of Federated’s $205.3 million invested in these entities at December 31, 2012, $57.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $148.1 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets.

2	The Collateralized Debt Obligation closed in July 2012. There was no resulting impact to the Consolidated Financial Statements.